CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS	13 Months Ended
Dec. 31, 2021
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS
Critical Accounting Estimates And Judgments

3. CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS

The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies regarding certain types of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

Estimates and underlying assumptions are based on historical experience and are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the year in which the estimates are revised and in any future years affected.

Information about significant areas of estimation, uncertainty and critical judgments in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements:

Impairment of non-financial assets

In the determination of impairment charges, management looks at recoverable amount, which is the higher of value-in-use or fair value less costs to sell in the case of assets and at objective evidence, significant or prolonged decline of fair value on financial assets indicating impairment. The estimate of the value-in-use of cash-generating units depends on a number of assumptions, in particular market data, estimated future cash flows, and the discount rate. The estimate and their individual assumptions require that management make a decision based on the available information and market condition at each reporting period. These assumptions are subject to risk and uncertainty. Any material changes in these assumptions could result in a significant change in the recoverable value of the Company’s equipment, intangible assets, and goodwill.

Estimated useful life of equipment and intangible assets

Management estimates the useful lives of equipment and intangibles based on the period during which the assets are expected to be available for use. The amounts and timing of recorded expenses for amortization of equipment and intangibles for any period are affected by these estimated useful lives. The estimates are reviewed at each reporting date and are updated if expectations change as a result of physical wear and tear, technical or commercial obsolescence, industry trends and legal or other limits to use. It is possible that changes in these factors may cause significant changes in the estimated useful lives of the Company’s equipment in the future.

Principal versus agent

The Company is required to make judgments with respect to its relationships with its consultants. Based on the terms of the arrangements, the Company determines whether it acts as the principal or an agent for the services provided to its customers. The key elements to determine if the Company acts as a principal or an agent are whether it has primarily responsible to fulfill the promise to deliver the services, whether it has inventory risk and has discretion in establishing the sales prices for the services.

Revenue recognition

In its determination of the amount and timing of revenue to be recognized, management relies on assumptions and estimates supporting its revenue recognition policy. Estimates of the percentage of completion for applicable customer projects are based upon current actual and forecasted information and contractual terms.

Expected credit losses

Determining an allowance for ECLs requires management to make assumptions about the historical patterns for the probability of default, the timing of collection and the amount of incurred credit losses, which are adjusted based on management’s judgment about whether economic conditions and credit terms are such that actual losses may be higher or lower than what the historical patterns suggest.

Share-based payment transactions

The Company measures the cost of equity-settled transactions with employees and applicable non-employees by reference to the fair value of the equity instruments at the date at which they are vested. Estimating fair value for share-based payment transactions requires determining the most appropriate valuation model, which is dependent on the terms and conditions of the grant. This estimate also requires determining the most appropriate inputs to the valuation model including the expected life of the share option, risk-free interest rates, volatility and dividend yield and making assumptions about them.

Fair value of investment in securities not quoted in an active market or private company investments

Where the fair values of financial assets and financial liabilities recorded on the consolidated statement of financial position cannot be derived from active markets, they are determined using a variety of valuation techniques. The inputs to these models are derived from observable market data where possible, but where observable market data are not available, judgment is required to establish fair values.

Functional currency

The Company operates in multiple jurisdictions. Judgment from management is applied in order to determine the functional currency of each entity.

Business combinations

For business combinations, the Company must make assumptions and estimates to determine the fair value of net assets being acquired. To do so, the Company must determine the acquisition date fair value of the identifiable assets acquired, including such intangible assets as technology and liabilities assumed. Among other things, the determination of these fair market values involves the use of discounted cash flow analyses and future sales growth. Goodwill is measured as the excess of the fair value of the consideration transferred measured at the acquisition date. These assumptions and estimates have an impact on the asset and liability amounts recorded in the consolidated statement of financial position on the acquisition date. In addition, the estimated useful lives of the acquired amortizable assets, the identification of intangible assets and the determination of the indefinite or finite useful lives of intangible assets acquired will have an impact on the Company’s future profit or loss.

Provisions and contingencies

Going concern - see Note 1.

The assessment of contingencies inherently involves the exercise of significant judgment and estimates of the outcome of future events. By their nature, contingencies will only be resolved when one or more future events occur or fail to occur. The assessment of contingencies inherently involves the exercise of significant judgement and estimates of the outcome of future events. See Note 23.